Financial Instruments - Schedule of Details Regarding Fair Value Measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial liability- warrant [Member]
Financial Instruments [Line Items]
Balance	$ 1,149	$ 2,518
Exercise	(88)	(56)
Issuance	4,240	2,028
Proceed
Revaluation	(1,235)	(3,341)
Balance	4,066	1,149
Financial asset- convertible note [Member]
Financial Instruments [Line Items]
Balance		73
Exercise
Issuance
Proceed		(187)
Revaluation		114
Balance